Significant Accounting Policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2022
Office equipment and furniture | Minimum [Member]
Significant Accounting Policies
Property, Plant and Equipment, Useful Life	3 years
Office equipment and furniture | Maximum [Member]
Significant Accounting Policies
Property, Plant and Equipment, Useful Life	5 years
Electronic equipment
Significant Accounting Policies
Property, Plant and Equipment, Useful Life	3 years